CREDIT LINE (Details) - 2026 Credit Facilities	1 Months Ended
Jan. 31, 2025 USD ($) item
CREDIT LINE
Number of credit agreements	3
Number of banks	3
Maximum principal amount | $	$ 200,000
Annual fee (in percentage)	0.29%